SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Redeemable Class A Common Stock - (Details) - USD ($)	3 Months Ended		5 Months Ended	8 Months Ended	11 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Numerator: Earnings allocable to Redeemable Class A Common Stock
Interest income	$ 165,021	$ 57,130	$ 57,130	$ 222,151	$ 355,909
Income and Franchise Tax					(218,103)
Net Earnings					$ 137,806
Denominator: Weighted Average Redeemable Class A Common Stock
Redeemable Class A Common Stock, Basic and Diluted					40,948,182
Earnings/Basic and Diluted Redeemable Class A Common Stock					$ 0.00
Numerator: Net Loss minus Redeemable Net Earnings
Net Loss			$ (4,894,021)	$ (132,069,324)	$ (132,204,768)
Redeemable Net Earnings					(137,806)
Non-Redeemable Net Loss					$ (132,342,574)
Denominator: Weighted Average Non-Redeemable Class A and B Common Stock
Weighted average shares outstanding (in shares)					9,839,969
Loss/Basic and Diluted Non-Redeemable Class A and B Common Stock					$ (13.45)